Accounting for Stock-Based Compensation Expense - Summary of Stock Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Vested and unvested expected to vest, Beginning Balance	331,540
Number of Shares Outstanding, Beginning Balance	333,106	63,518	78,987
Number of Shares, Granted	594,798	300,438	330
Number of Shares, Exercised		(4,021)
Number of Shares, Cancelled/forfeited/expired	(52,862)	(26,829)	(15,799)
Number of Shares Outstanding, Ending Balance	875,042	333,106	63,518	78,987
Number of Shares, Vested and unvested expected to vest, Ending Balance	871,124	331,540
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 5.14	$ 4.97	$ 4.90
Weighted Average Exercise Price Per Share, Granted	$ 7.06	$ 5.18	$ 4.62
Weighted Average Exercise Price Per Share, Exercised		$ 5.00
Weighted Average Exercise Price Per Share, Cancelled/forfeited/expired	$ 4.66	$ 5.20	$ 4.92
Weighted Average Exercise Price Per Share, Outstanding, Ending balance	$ 6.47	$ 5.14	$ 4.97	$ 4.90
Weighted Average Exercise Price Per Share, Vested and unvested expected to vest, Ending Balance	$ 6.48	$ 5.14
Average Remaining Contractual Term in Years, Vested and unvested expected to vest	9 years 2 months 12 days	9 years 3 months 18 days
Average Remaining Contractual Term in Years, Outstanding	9 years 2 months 12 days	9 years 3 months 18 days	6 years 2 months 12 days	8 years 3 months 18 days
Weighted Average Exercise Price Per Share, Vested and unvested expected to vest, Beginning Balance	$ 5.14